Other comprehensive income (loss)	12 Months Ended
Dec. 31, 2024
Other comprehensive income (loss)
Other comprehensive income (loss)

27.Other comprehensive income (loss)

The changes in the components of other comprehensive income (loss) for the years ended December 31, 2024, 2023, and 2022 are as follows:

Other comprehensive income (loss)
in € THOUS
	2024			2023			2022

	Pretax	Tax effect	Net	Pretax	Tax effect	Net	Pretax	Tax effect	Net
Components that will not be reclassified to profit or loss:
Equity method investees - share of OCI	—	—	—	—	—	—	22,705	—	22,705
FVOCI equity investments	(15,586)	(98)	(15,684)	18,046	(209)	17,837	2,883	(231)	2,652
Actuarial gain (loss) on defined benefit pension plans	15,990	(2,843)	13,147	(58,455)	16,405	(42,050)	318,595	(94,062)	224,533

Components that may be reclassified subsequently to profit or loss:
Foreign currency translation adjustment, net of reclassification adjustments resulting from deconsolidation	727,473	—	727,473	(607,873)	—	(607,873)	826,847	—	826,847
FVOCI debt securities	(857)	271	(586)	7,299	(1,321)	5,978	(44,996)	8,050	(36,946)
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedging reserve during the period	(7,159)	783	(6,376)	2,787	(1,031)	1,756	12,036	(3,045)	8,991
Cost of hedging	(895)	39	(856)	(3,547)	1,132	(2,415)	(3,379)	887	(2,492)
Reclassification adjustments	(2,718)	1,502	(1,216)	(4,718)	1,474	(3,244)	3,756	(1,044)	2,712
Total other comprehensive income (loss) relating to cash flow hedges	(10,772)	2,324	(8,448)	(5,478)	1,575	(3,903)	12,413	(3,202)	9,211

Other comprehensive income (loss)	716,248	(346)	715,902	(646,461)	16,450	(630,011)	1,138,447	(89,445)	1,049,002